TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of year		$ 129	[1]	$ 776
Settlements with tax authorities				(718)
Reductions for prior years' tax position				(58)
Additions for prior years' tax position	[1]	1,809		129
Additions for current years' tax position		296
Balance at end of year	[1]	$ 2,234		$ 129

[1]	The amount for the year ended December 31, 2018 includes $1,989 of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 10d.